Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant liability	$ 42,400	$ 31,800
Convertible Promissory Note one [Member]
Liabilities:
Warrant liability	13,930
Convertible Promissory Note Two [Member]
Liabilities:
Warrant liability	33,400
Quoted Prices in Active Markets (Level 1)
Liabilities:
Warrant liability
Quoted Prices in Active Markets (Level 1) | Convertible Promissory Note one [Member]
Liabilities:
Warrant liability
Quoted Prices in Active Markets (Level 1) | Convertible Promissory Note Two [Member]
Liabilities:
Warrant liability
Significant Other Observable Inputs (Level 2)
Liabilities:
Warrant liability
Significant Other Observable Inputs (Level 2) | Convertible Promissory Note one [Member]
Liabilities:
Warrant liability
Significant Other Observable Inputs (Level 2) | Convertible Promissory Note Two [Member]
Liabilities:
Warrant liability
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	42,400	31,800
Significant Other Unobservable Inputs (Level 3) | Convertible Promissory Note one [Member]
Liabilities:
Warrant liability	13,930
Significant Other Unobservable Inputs (Level 3) | Convertible Promissory Note Two [Member]
Liabilities:
Warrant liability	$ 33,400